Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	WisdomTree Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 29, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jan. 29, 2025
Prospectus Date	rr_ProspectusDate	Jan. 01, 2025
WisdomTree PutWrite Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	PUTW
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Effective on or about April 4, 2025, the name of and ticker symbol for the WisdomTree PutWrite Strategy Fund will change as shown below.

Current Fund Name and Ticker	New Fund Name and Ticker
WisdomTree PutWrite Strategy Fund (PUTW)	WisdomTree Equity Premium Income Fund (WTPI)

Accordingly, all references in the Prospectuses to WisdomTree PutWrite Strategy Fund will be replaced with WisdomTree Equity Premium Income Fund.

In addition, effective on or about April 4, 2025, the Fund will change its investment policy to invest at least 80% of its net assets in certain securities to complement its new name. Accordingly, the first paragraph under the heading “Principal Investment Strategies of the Fund” in the summary section of each Prospectus is hereby deleted in its entirety and replaced with the discussion below.

The Fund employs a “passive management” – or indexing – investment approach designed to track the performance of the Index. The Fund generally expects to invest in investments whose risk, return, and other characteristics resemble the risk, return, and other characteristics of the constituents of the Index or the Index as a whole. The Fund also may invest in a sample of the constituents of the Index whose risk, return, and other characteristics resemble those of the Index as a whole. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in investments that provide the Fund with equity exposure, including equity securities, derivative instruments that provide exposure to equity securities or equity indices, as well as other instruments that in combination have economic characteristics similar or equivalent to those of equity securities.

*           *           *

The changes described above will not affect the Fund’s investment objective and are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE